Stockholders' Equity (Details 4) - Nonvested Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of year	129,361	258,572
Granted
Vested/cancelled	(122,861)	(129,211)
Outstanding, end of year	6,500	129,361
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning of year	$ 11.11	$ 10.57
Granted
Vested/cancelled	14.69	10.04
Outstanding, end of year	$ 9.25	$ 11.11